Loans and borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Loans and borrowings.
Summary of analysis of the carrying amount of loans and borrowings

		As at June 30,
		2021	2022
	Note	RMB’000	RMB’000
Non-current liabilities
Borrowings from existing non-controlling interest shareholders	(i)	6,612	6,503
Other borrowings		313	—
		6,925	6,503

Current liabilities
Current portion of unsecured bank loans	(ii)	8,921	—
Current portion of borrowings from former and existing non-controlling interest shareholders	(i)/(iii)	4,748	133
Other borrowings		—	312
		13,669	445

Notes:

(i)	The long-term borrowings from non-controlling interest shareholders outstanding as at June 30, 2021 and 2022 represented two loans:
●	a loan obtained in a subsidiary acquired during the year ended June 30, 2021 with principal amount of SGD1,350,000 (equivalent to RMB6,484,000 and RMB6,503,000 on June 30, 2021 and 2022, respectively). The loan bears an interest rate of 3% per annum. As agreed with the lender, the loan is not required to be repaid until certain performance conditions are met by the subsidiary. As of June 30, 2021 and 2022, such performance conditions were not expected to be met within one year.
●	a loan with principal amount of USD20,000 (equivalent to RMB128,000 and RMB133,000 on June 30, 2021 and 2022, respectively) and bearing an interest rate of 9% per annum. The loan was with a term of 5 years and will expire in December 2022. The loan was reclassified as current liability as of June 30, 2022.
(ii)	In April 2020, under the rules issued by the U.S. Small Business Administration (SBA) implementing the Paycheck Protection Program under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “Paycheck Protection Program Rule”), the subsidiaries in the U.S. obtained unsecured bank loans with an aggregated amount of US$1,381,000 (equivalent to RMB8,921,000 on June 30, 2021). The loans bear an interest rate of 0.98% per annum with a term of 2 years and expired in April 2022. Under the Paycheck Protection Program Rule, loan forgiveness will be provided for documented payroll costs and covered rent payments and utilities that qualify SBA requirements. As of June 30, 2021, the Group had not qualified for the loan forgiveness. During the year ended June 30, 2022, the Group was assessed to be qualified for a loan forgiveness for an amount of USD1,320,000 (equivalent to RMB8,548,000) and recognized such amount in the consolidated statement of profit or loss. The remaining loan balance of USD80,000 was repaid in September 2021.
(iii)	The current portion of long-term borrowings from former and existing non-controlling interest shareholders outstanding as of June 30, 2021 comprised a loan with principal amount of IDR10,600,000,000 (equivalent to RMB4,748,000 on June 30, 2021) and bearing an interest rate of 6%. The loan was with a term of 5 years and expired in April 2022. The loan was repaid in June 2022.

Summary of terms and repayment schedule

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Within 1 year or on demand	13,669	445

After 1 year but within 2 years	442	650
After 2 years but within 5 years	1,297	5,853
More than 5 years	5,186	—

	6,925	6,503

	20,594	6,948